UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2003

Check Here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):	[  ] is a restatement
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Killian Asset Management
Address:	1250 West Northwest Highway
		Suite 600
		Palatine, IL 60067

13F File Number:  28-3528

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person Signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:		Kathleen McLaughlin
Title:  	Chief Financial Officer
Phone:		847-359-8585
Signature, Place, and Date of Signing:

	Kathleen McLaughlin	Palatine, IL	July 30, 2003
Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ] 		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.
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FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	59

Form 13F Information Table Value Total:	$191,337



List of Other Included Managers:		None
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
                                                KILLIAN ASSET MANAGEMENT CORPORATION
                                                              FORM 13F
                                                            June 30, 2003
                                                           Voting Authority
                                                      --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

3M Company                     COM              88579Y101     3224    25000 SH       Sole                    25000
AOL Time Warner Inc            COM              00184A105     3297   204900 SH       Sole                   204900
AT&T Corp Wireless             COM              00209A106     5194   632596 SH       Sole                   632596
American International         COM              026874107     6428   116490 SH       Sole                   116490
Amgen                          COM              031162100     2671    40500 SH       Sole                    40500
Arrow Electronics, Inc.        COM              042735100     1888   123900 SH       Sole                   123900
Avnet Inc                      COM              053807103      189    14900 SH       Sole                    14900
Avon Products                  COM              054303102     3545    57000 SH       Sole                    57000
Bank One Corp                  COM              06423A103     3469    93300 SH       Sole                    93300
BankAmerica Corp               COM              060505104     6425    81302 SH       Sole                    81302
Boeing Co                      COM              097023105     1802    52500 SH       Sole                    52500
CVS Corporation                COM              126650100     4115   146800 SH       Sole                   146800
Caterpillar Inc                COM              149123101     1481    26600 SH       Sole                    26600
Cendant Corp                   COM              151313103     3019   164770 SH       Sole                   164770
ChevronTexaco Corp             COM              166764100     6468    89580 SH       Sole                    89580
Choicepoint Inc                COM              170388102     1912    55397 SH       Sole                    55397
Cisco Systems                  COM              17275R102     6816   405940 SH       Sole                   405940
Citigroup Inc                  COM              172967101     7229   168899 SH       Sole                   168899
Delphi Corporation             COM              247126105      722    83700 SH       Sole                    83700
Duke Energy Corp               COM              264399106     2697   135200 SH       Sole                   135200
E M C Corp                     COM              268648102     3581   342000 SH       Sole                   342000
Eastman Kodak Company          COM              277461109     1549    56650 SH       Sole                    56650
El Paso Corporation            COM              28336L109     1899   235000 SH       Sole                   235000
Ensco Intl Inc                 COM              26874Q100     2130    79200 SH       Sole                    79200
Exxon Mobil Corp               COM              30231G102     7175   199794 SH       Sole                   199794
Federated Dept Stores          COM              31410H101     3608    97900 SH       Sole                    97900
First Data Corp                COM              319963104     5485   132360 SH       Sole                   132360
General Electric Company       COM              369604103     4232   147550 SH       Sole                   147550
General Motors Corp            COM              370442105     2401    66707 SH       Sole                    66707
Intel Corp                     COM              458140100     3636   174700 SH       Sole                   174700
International Paper            COM              460146103     6268   175420 SH       Sole                   175420
Intl Business Machines         COM              459200101     3505    42490 SH       Sole                    42490
J P Morgan & Co. Inc/Chase     COM              46625H100     4066   118960 SH       Sole                   118960
Johnson & Johnson              COM              478160104     4043    78200 SH       Sole                    78200
Kimberly-Clark                 COM              494368103     2676    51324 SH       Sole                    51324
Kraft Foods                    COM              50075N104     1862    57200 SH       Sole                    57200
Kroger Co                      COM              501044101     2082   124800 SH       Sole                   124800
L-3 Communications Hldfs       COM              502424104     1318    30300 SH       Sole                    30300
Lockheed Martin Corp.          COM              539830109     1180    24800 SH       Sole                    24800
Medtronic Inc                  COM              585055106     2173    45300 SH       Sole                    45300
Microsoft Corp                 COM              594918104     3730   145480 SH       Sole                   145480
Morgan Stanley                 COM              617446448     2283    53400 SH       Sole                    53400
Nokia Corp ADR                 COM              654902204     3067   186700 SH       Sole                   186700
Northern Trust Corp            COM              665859104     1077    25900 SH       Sole                    25900
Oracle Corp                    COM              68389X105     1757   146300 SH       Sole                   146300
PNC Financial Svcs Group       COM              693475105     2055    42100 SH       Sole                    42100
Pfizer Inc                     COM              717081103     6902   202103 SH       Sole                   202103
Procter Gamble Co              COM              742718109     3929    44060 SH       Sole                    44060
Raytheon Co                    COM              755111507     2341    71300 SH       Sole                    71300
Sears Roebuck & Company        COM              812387108     2876    85500 SH       Sole                    85500
State Street Corp              COM              857477103     2380    60400 SH       Sole                    60400
Target Corp                    COM              87612e106     6088   160900 SH       Sole                   160900
Tellabs Inc                    COM              879664100      576    87800 SH       Sole                    87800
Texas Instruments Inc          COM              882508104     2517   143000 SH       Sole                   143000
Transocean Sedco Forex         COM              G90078109      759    34533 SH       Sole                    34533
United Parcel Service          COM              911312106     1835    28800 SH       Sole                    28800
United Technologies Corp       COM              913017109     4993    70490 SH       Sole                    70490
Viacom Inc CL B                COM              925524308     2653    60760 SH       Sole                    60760
Wells Fargo & Co New           COM              949746101     2061    40900 SH       Sole                    40900
REPORT SUMMARY                 59 DATA RECORDS              191337            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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